CONTINGENTLY REDEEMABLE ORDINARY SHARES	12 Months Ended
Dec. 31, 2021
CONTINGENTLY REDEEMABLE ORDINARY SHARES
CONTINGENTLY REDEEMABLE ORDINARY SHARES

12. CONTINGENTLY REDEEMABLE ORDINARY SHARES

On December 6, 2019, the Group issued 11,318,619 contingently redeemable ordinary shares with preferential rights (the “Contingently Redeemable Ordinary Shares”) to a third-party investor (the “Investor Shareholder”), of which RMB120,000 and RMB40,000 were received on December 6, 2019 and May 18, 2020, respectively. All of the Contingently Redeemable Ordinary Shares were converted to 11,318,619 Class A ordinary shares upon the completion of the Group’s IPO in October 2020 (Note 13).

Accounting for Contingently Redeemable Ordinary Shares

The Contingently Redeemable Ordinary Shares are classified as mezzanine equity as they may be redeemed at the option of the holder on or after an agreed upon date outside the sole control of the Company. The Company uses the whole instrument approach to determine whether the nature of the host contract in a hybrid instrument is more akin to debt or to equity. The Company evaluated the embedded conversion features to determine if there were any embedded derivatives required bifurcation and to determine if there were any beneficial conversion features (“BCF”). On the commitment date, there is no BCF to be recognized because the most favorable conversion price used to measure the BCF of the Contingently Redeemable Ordinary Shares was higher than the fair value per ordinary share. The Company determined the fair value of ordinary shares with the assistance of an independent valuation firm. There are no embedded derivatives that are required to be bifurcated because the underlying ordinary shares are not publicly traded nor readily convertible into cash.

12. CONTINGENTLY REDEEMABLE ORDINARY SHARES (Continued)

The Company concluded that Contingently Redeemable Ordinary Shares are not redeemable currently, but it is probable to become redeemable. The Company chose to recognize changes in the redemption value immediately as they occur and adjusted the carrying amount of the Contingently Redeemable Ordinary Shares to equal the redemption value at the end of each reporting period. An accretion charge of RMB821 and RMB10,792 was recorded as an increase to the net loss attributable to ordinary shareholders for the years ended December 31, 2019 and 2020, respectively.